Lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of changes in lease liabilities

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2024	5,484	31,665	37,149
Remeasurement / new contracts	3,019	9,575	12,594
Payment of principal and interest	(2,669)	(6,740)	(9,409)
Interest expenses	491	2,192	2,683
Foreign exchange losses	(342)	(3,956)	(4,298)
Translation adjustment	663	3,970	4,633
Balance at December 31, 2025	6,646	36,706	43,352
Current			10,037
Non-current			33,315

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	1,589	8,128	9,717
Payment of principal and interest	(2,649)	(5,192)	(7,841)
Interest expenses	529	1,765	2,294
Foreign exchange losses	716	6,986	7,702
Translation adjustment	(1,493)	(7,068)	(8,561)
Transfers	−	39	39
Balance at December 31, 2024	5,484	31,665	37,149
Current			8,542
Non-current			28,607

Schedule of main information by class of underlying assets

Nominal Future Payments	2026	2027	2028	2029	2030	2031 onwards	Total (2)	Recoverable taxes (2)
Without readjustment
Vessels	5,235	3,577	1,846	679	321	1,731	13,389	272
Others	215	185	138	97	55	28	718	60
With readjustment - abroad (1)
Vessels	396	394	207	67	24	7	1,095	−
Platforms	3,373	2,939	2,851	2,829	2,711	30,205	44,908	−
With readjustment - Brazil
Vessels	765	513	335	125	2	34	1,774	140
Properties	134	173	149	109	97	1,246	1,908	28
Others	248	213	145	102	106	41	855	63
Nominal amounts on December 31, 2025	10,366	7,994	5,671	4,008	3,316	33,292	64,647	563
(1) Contracts signed in the U.S. dollars.
(2) On December 31, 2024, the nominal amounts of future payments are US$ 55,117 and the recoverable taxes are US$ 509.

Schedule of maturity of the lease arrangements

Present Value of Future Payments (1)	Discount rate (%)	Average Period (years)	Recoverable taxes	12.31.2025	12.31.2024
Without readjustment
Vessels	4.9995	4.4	272	12,038	9,875
Others	5.2721	3.7	60	652	440
With readjustment - abroad
Platforms	6.4614	18.4	−	26,612	23,292
Vessels	5.3131	2.9	−	1,015	964
With readjustment - Brazil
Vessels	12.9138	2.6	140	1,510	1,313
Properties	8.1450	24.8	28	839	734
Others	11.6808	4.1	63	686	531
Total	6.0250	14.6	563	43,352	37,149
(1) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.

Schedule of variable payments and amounts less than 1 year recognized as an expense

	12.31.2025	12.31.2024
Variable payments	1,083	1,035
Up to 1 year maturity	13	96
Variable payments x fixed payments	11%	13%